UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7608

Nuveen North Carolina Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Premium Income Municipal Fund (NNC)
	August 31, 2012
Principal		Optional Call
Amount	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.8% (0.5% of Total Investments)
$ 2,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB	$ 1,999,920
	Series 2002, 5.500%, 5/15/39
	Education and Civic Organizations – 6.3% (4.0% of Total Investments)
30	Appalachian State University, North Carolina, Revenue Bonds, Series 2005, 5.250%, 7/15/17 –	No Opt. Call	Aa2	35,851
	NPFG Insured
1,500	Fayetteville State University, North Carolina, Limited Obligation Revenue Bonds, Student	4/21 at 100.00	AA–	1,640,505
	Housing Project, Series 2011, 5.000%, 4/01/43 – AGM Insured
2,500	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	2,739,100
	2005A, 5.000%, 10/01/41 (UB)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales
	University, Series 2003A:
970	5.250%, 4/01/23 – SYNCORA GTY Insured	4/13 at 100.00	N/R	981,562
1,650	5.000%, 4/01/33 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,661,121
1,500	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity,	3/22 at 100.00	BBB	1,624,365
	Series 2012, 5.000%, 3/01/34
	University of North Carolina System, Pooled Revenue Bonds, Series 2005A:
1,530	5.000%, 4/01/15 – AMBAC Insured	No Opt. Call	A+	1,705,154
1,000	5.000%, 4/01/22 – AMBAC Insured	4/15 at 100.00	A+	1,087,680
	University of North Carolina Wilmington, Certificates of Participation, Student Housing
	Project Revenue Bonds, Series 2006:
1,000	5.000%, 6/01/21 – FGIC Insured	6/16 at 100.00	A–	1,092,340
1,430	5.000%, 6/01/23 – FGIC Insured	6/16 at 100.00	A–	1,546,702
1,505	5.000%, 6/01/24 – FGIC Insured	6/16 at 100.00	A–	1,623,248
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	268,163
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
14,865	Total Education and Civic Organizations			16,005,791
	Health Care – 31.2% (20.2% of Total Investments)
	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds,
	Series 2007:
1,840	5.250%, 10/01/27	10/17 at 100.00	N/R	1,893,581
1,725	5.250%, 10/01/38	10/17 at 100.00	N/R	1,745,614
2,750	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/19 at 100.00	AA–	3,056,625
	Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/39
4,950	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	5,253,287
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
2,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/21 at 100.00	AA–	2,276,140
	Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42
5,250	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/22 at 100.00	AA–	5,858,841
	Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/43
2,270	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AA–	2,495,797
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
3,860	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012,	5/22 at 100.00	A	4,210,411
	5.000%, 11/01/41
555	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AA–	616,461
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds Novant Health
	Inc., Series 2010A:
4,750	5.250%, 11/01/40	11/20 at 100.00	AA–	5,203,245
5,000	5.000%, 11/01/43	11/20 at 100.00	AA–	5,401,200
2,750	North Carolina Medical Care Commission, Health Care Facilities Refunding Revenue Bonds, Blue	1/20 at 100.00	A	2,877,738
	Ridge HealthCare, Series 2010A, 5.000%, 1/01/36
2,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Appalachian	7/21 at 100.00	BBB+	3,173,174
	Regional HealthCare System, Series 2011A, 6.500%, 7/01/31
1,680	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cleveland County	1/21 at 100.00	A	1,888,404
	Healthcare System, Refunding Series 2011A, 5.750%, 1/01/35
2,335	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, FirstHealth of	10/17 at 100.00	AA	2,313,938
	the Carolinas Project, Refunding Series 2012A, 4.000%, 10/01/39
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	2,322,540
	WakeMed, Series 2012A, 5.000%, 10/01/27
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health
	Obligated Group, Series 2003A:
2,000	5.000%, 11/01/18	11/13 at 100.00	AA–	2,088,300
2,000	5.000%, 11/01/19	11/13 at 100.00	AA–	2,082,820
2,000	5.000%, 11/01/20	11/13 at 100.00	AA–	2,075,480
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Stanly Memorial	10/12 at 100.00	BBB+	2,008,040
	Hospital, Series 1999, 6.375%, 10/01/29
980	North Carolina Medical Care Commission, Healthcare Revenue Bonds, Carolina Medicorp, Series	11/12 at 100.00	AA–	981,891
	1996, 5.250%, 5/01/26
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/13 at 100.00	A	1,013,200
3,600	5.250%, 6/01/22	6/13 at 100.00	A	3,641,148
3,000	5.375%, 6/01/32	6/13 at 100.00	A	3,029,220
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center,
	Series 2007:
500	5.000%, 11/01/20	11/17 at 100.00	A–	545,785
3,425	5.000%, 11/01/27	11/17 at 100.00	A–	3,600,737
3,295	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A	3,355,397
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
1,195	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	1,246,815
1,000	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	1,037,260
750	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	814,710
	Bonds, Series 2008, 6.250%, 10/01/38
1,695	Onslow County Hospital Authority, North Carolina, FHA Insured Mortgage Revenue Bonds, Onslow	10/16 at 100.00	BBB	1,791,242
	Memorial Hospital Project, Series 2006, 5.000%, 4/01/31 – NPFG Insured
74,835	Total Health Care			79,899,041
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock
	Apartments, Series 2003:
965	5.150%, 1/01/22 (Alternative Minimum Tax)	7/13 at 105.00	AA+	1,027,513
2,260	5.375%, 1/01/36 (Alternative Minimum Tax)	7/13 at 105.00	AA+	2,394,899
1,000	North Carolina Capital Facilities Financing Agency, Housing Revenue Bonds, Elizabeth City	6/13 at 100.00	N/R	1,005,820
	State University, Series 2003A, 5.000%, 6/01/28 – AMBAC Insured
4,225	Total Housing/Multifamily			4,428,232
	Housing/Single Family – 2.4% (1.5% of Total Investments)
1,555	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2007-29A, 4.800%,	1/17 at 100.00	AA	1,609,285
	7/01/33 (Alternative Minimum Tax)
2,200	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1,	1/21 at 100.00	AA	2,399,254
	4.500%, 1/01/28
2,050	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	2,107,892
	7/01/37 (Alternative Minimum Tax)
5,805	Total Housing/Single Family			6,116,431
	Long-Term Care – 1.2% (0.8% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
700	5.400%, 10/01/27	10/16 at 100.00	N/R	718,508
1,500	5.500%, 10/01/31	10/16 at 100.00	N/R	1,536,780
900	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	A–	918,054
	5.000%, 1/01/36
3,100	Total Long-Term Care			3,173,342
	Materials – 0.6% (0.4% of Total Investments)
1,400	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	1,432,410
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
	Tax Obligation/General – 5.9% (3.8% of Total Investments)
	Durham, North Carolina, General Obligation Bonds, Series 2007:
2,820	5.000%, 4/01/21	4/17 at 100.00	AAA	3,260,851
1,475	5.000%, 4/01/22	4/17 at 100.00	AAA	1,723,434
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,218,882
	5.000%, 4/01/30
	North Carolina State, General Obligation Bonds, Series 2004A:
1,000	5.000%, 3/01/18	3/14 at 100.00	AAA	1,067,660
1,800	5.000%, 3/01/22	3/14 at 100.00	AAA	1,915,074
5,100	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	5,804,565
13,245	Total Tax Obligation/General			14,990,466
	Tax Obligation/Limited – 25.6% (16.5% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
3,100	5.375%, 6/01/26	6/13 at 100.00	AA+	3,201,153
1,750	5.000%, 6/01/28	6/13 at 100.00	AA+	1,797,758
2,750	5.000%, 6/01/33	6/13 at 100.00	AA+	2,825,048
2,405	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	2,639,199
	2008A, 5.000%, 6/01/33
1,505	Charlotte, North Carolina, Certificates of Participation, Transit Projects, Series 2003A,	6/13 at 100.00	AA+	1,546,071
	5.000%, 6/01/33
	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,850	5.250%, 6/01/18	6/13 at 100.00	AAA	1,875,715
1,050	5.250%, 6/01/20	6/13 at 100.00	AAA	1,064,595
1,750	5.000%, 6/01/25	6/13 at 100.00	AAA	1,773,958
	Craven County, North Carolina, Certificates of Participation, Series 2007:
160	5.000%, 6/01/23 – NPFG Insured	6/17 at 100.00	AA–	178,992
3,000	5.000%, 6/01/27 – NPFG Insured	6/17 at 100.00	AA–	3,296,430
	Davidson County, North Carolina, Certificates of Participation, Series 2004:
1,000	5.250%, 6/01/14 – AMBAC Insured	No Opt. Call	Aa3	1,076,000
1,250	5.250%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,344,225
1,390	Durham, North Carolina, Certificates of Participation, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AA+	1,544,360
1,060	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	1,179,568
	Harnett County, North Carolina, Certificates of Participation, Series 2009:
1,000	5.000%, 6/01/28 – AGC Insured	6/19 at 100.00	AA–	1,118,430
500	5.000%, 6/01/29 – AGC Insured	6/19 at 100.00	AA–	556,630
	Jacksonville Public Facilities Corporation, North Carolina, Limited Obligation Bonds,
	Series 2012:
1,065	5.000%, 4/01/29	4/22 at 100.00	A1	1,243,654
1,165	5.000%, 4/01/30	4/22 at 100.00	A1	1,351,994
1,000	5.000%, 4/01/31	4/22 at 100.00	A1	1,156,910
200	5.000%, 4/01/32	4/22 at 100.00	A1	229,772
400	Mecklenburg County, North Carolina, Certificates of Participation, Series 2009A,	2/19 at 100.00	AA+	453,456
	5.000%, 2/01/27
8,065	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series	7/21 at 100.00	AA	9,224,100
	2011, 5.000%, 7/01/41
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	A	1,427,555
	6/01/25 – NPFG Insured
2,000	Puerto Rico Highway and Transportation Authority, Grant Anticipation Revenue Bonds, Series	3/14 at 100.00	A+	2,077,440
	2004, 5.000%, 9/15/21 – NPFG Insured
9,450	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	2,656,962
	2010A, 0.000%, 8/01/35
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,
	Series 2004B:
1,275	5.000%, 6/01/20	6/14 at 100.00	AA+	1,368,368
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,405,931
1,135	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	1,247,649
2,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AA–	2,145,320
	AGM Insured
2,250	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AA–	2,495,363
	12/01/27 – AGM Insured
5,000	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AA–	5,355,851
	AGM Insured (UB)
2,450	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	2,735,009
1,750	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	Aa3	1,910,948
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
67,415	Total Tax Obligation/Limited			65,504,414
	Transportation – 15.0% (9.7% of Total Investments)
5,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding	7/20 at 100.00	Aa3	5,580,500
	Series 2010A, 5.000%, 7/01/39
1,400	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series	7/21 at 100.00	Aa3	1,527,736
	2010B, 5.000%, 7/01/36 (Alternative Minimum Tax)
	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A:
600	5.250%, 7/01/24 – NPFG Insured	7/14 at 100.00	Aa3	645,804
2,710	5.000%, 7/01/29 – NPFG Insured	7/14 at 100.00	Aa3	2,873,223
1,935	5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	Aa3	2,051,545
2,700	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	3,006,963
	5.250%, 2/01/40
500	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B,	2/20 at 100.00	A3	552,905
	5.000%, 2/01/29
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A:
140	5.000%, 1/01/21 – AGC Insured	1/19 at 100.00	AA–	164,000
140	5.375%, 1/01/26 – AGC Insured	1/19 at 100.00	AA–	161,354
1,315	5.500%, 1/01/29 – AGC Insured	1/19 at 100.00	AA–	1,515,156
7,005	5.750%, 1/01/39 – AGC Insured	1/19 at 100.00	AA–	8,079,915
	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,
	Series 2009B:
150	0.000%, 1/01/31 – AGC Insured	No Opt. Call	AA–	67,601
4,355	0.000%, 1/01/33 – AGC Insured	No Opt. Call	AA–	1,777,885
2,300	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA–	894,723
2,345	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA–	869,127
6,395	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA–	2,138,360
1,325	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA–	421,456
1,235	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A–	1,337,246
	7/01/20 – SYNCORA GTY Insured
4,125	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series	5/20 at 100.00	Aa3	4,660,508
	2010A, 5.000%, 5/01/36
45,675	Total Transportation			38,326,007
	U.S. Guaranteed – 24.8% (16.0% of Total Investments) (4)
	Cabarrus County, North Carolina, Certificates of Participation, Series 2002:
30	5.250%, 2/01/16 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	30,635
1,330	5.250%, 2/01/17 (Pre-refunded 2/01/13)	2/13 at 100.00	AA (4)	1,358,156
	Catawba County, North Carolina, Certificates of Participation, Series 2004:
1,800	5.250%, 6/01/21 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	1,954,836
1,800	5.250%, 6/01/22 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2 (4)	1,954,836
500	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AA+ (4)	554,940
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23	12/12 at 100.00	AA– (4)	3,036,120
	(Pre-refunded 12/01/12) – AMBAC Insured
	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	1,359,543
770	5.250%, 1/01/19 (Pre-refunded 1/01/13)	1/13 at 101.00	AA+ (4)	790,390
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2005A:
500	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	563,645
1,295	5.000%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA	1,459,841
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 101.00	AA– (4)	1,022,730
1,525	5.375%, 12/01/16 (Pre-refunded 12/01/12) – AGM Insured	12/12 at 101.00	AA– (4)	1,560,136
	Lee County, North Carolina, Certificates of Participation, Public Schools and Community
	College, Series 2004:
1,715	5.250%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,848,993
1,715	5.250%, 4/01/20 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,848,993
1,000	5.250%, 4/01/22 (Pre-refunded 4/01/14) – AGM Insured	4/14 at 100.00	AA– (4)	1,078,130
1,600	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/12 at 100.00	Aaa	1,606,608
	2002A, 5.125%, 7/01/42 (Pre-refunded 10/01/12)
25	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003C,	1/13 at 100.00	A– (4)	25,403
	5.375%, 1/01/17 (Pre-refunded 1/01/13)
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2003F:
3,000	5.500%, 1/01/15 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	3,053,010
150	5.500%, 1/01/16 (Pre-refunded 1/01/13)	1/13 at 100.00	A– (4)	152,651
1,500	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+ (4)	1,600,605
	Facilities, Series 2004A, 5.000%, 2/01/23 (Pre-refunded 2/01/14)
2,250	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Series	10/14 at 100.00	AA– (4)	2,496,398
	2009A, 5.625%, 10/01/38 (Pre-refunded 10/01/14) – AGC Insured
2,035	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	N/R (4)	2,234,308
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
4,260	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1986, 5.000%,	No Opt. Call	Aaa	5,343,787
	1/01/20 (ETM)
2,285	North Carolina State University at Raleigh, General Revenue Bonds, Series 2003A, 5.000%,	10/13 at 100.00	Aa1 (4)	2,403,500
	10/01/15 (Pre-refunded 10/01/13)
2,500	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+ (4)	2,704,150
	5.000%, 6/01/20 (Pre-refunded 6/01/14)
	North Carolina, Certificates of Participation, Series 2003:
1,130	5.250%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,171,302
1,000	5.250%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (4)	1,036,550
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AA (4)	2,223,553
	2004B, 5.000%, 4/01/29 (Pre-refunded 4/01/14) – AMBAC Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,069,650
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,337,063
1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20	6/13 at 101.00	Aa2 (4)	1,866,789
	(Pre-refunded 6/01/13) – AMBAC Insured
130	University of North Carolina System, Pooled Revenue Bonds, Series 2002B, 5.375%, 4/01/19	10/12 at 100.00	A+ (4)	130,566
	(Pre-refunded 10/01/12) – AMBAC Insured
	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
285	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+ (4)	286,228
1,020	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	1,024,447
910	5.375%, 4/01/17 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	913,949
505	5.375%, 4/01/19 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	507,192
420	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	421,831
460	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	461,996
120	5.375%, 4/01/22 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+ (4)	120,522
265	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	266,060
440	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	A+ (4)	441,760
610	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	612,464
585	5.000%, 4/01/27 (Pre-refunded 10/01/12) – AMBAC Insured	10/12 at 100.00	N/R (4)	587,358
	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2003:
2,380	5.000%, 12/01/19 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	2,521,063
2,725	5.000%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	2,886,511
1,500	5.000%, 12/01/23 (Pre-refunded 12/01/13)	12/13 at 100.00	Aaa	1,588,905
59,500	Total U.S. Guaranteed			63,518,103
	Utilities – 8.5% (5.5% of Total Investments)
2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	2,833,775
	5.250%, 1/01/20 – AMBAC Insured
1,400	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2009B,	1/19 at 100.00	A–	1,586,676
	5.000%, 1/01/26
3,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A,	7/22 at 100.00	A–	4,156,075
	5.000%, 1/01/25
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
95	6.000%, 1/01/22	No Opt. Call	A–	122,935
180	6.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa1	232,582
1,100	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	1,229,019
	2009A, 5.000%, 1/01/30
4,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	4,740,666
	1/01/15 – AMBAC Insured
250	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2008A,	1/18 at 100.00	A	293,598
	5.250%, 1/01/20
6,500	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/13 at 100.50	A1	6,582,158
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
20,190	Total Utilities			21,777,484
	Water and Sewer – 31.1% (20.0% of Total Investments)
1,605	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2005, 5.000%,	6/15 at 100.00	A2	1,724,268
	6/01/20 – SYNCORA GTY Insured
3,100	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AA–	3,473,147
	4/01/31 – AGM Insured
	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds,
	Series 2008:
425	5.000%, 8/01/28	8/18 at 100.00	AA	507,718
1,005	5.000%, 8/01/35	8/18 at 100.00	AA	1,172,986
2,135	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/21 at 100.00	AA	2,519,001
	2011, 5.000%, 8/01/31
1,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	1,584,205
	5.250%, 7/01/13
1,000	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2008,	7/18 at 100.00	AAA	1,166,770
	5.000%, 7/01/38
	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011:
3,860	5.000%, 2/01/36	2/21 at 100.00	AA	4,413,408
1,250	5.000%, 2/01/41	2/21 at 100.00	AA	1,416,313
	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002:
300	5.000%, 6/01/18 – NPFG Insured	6/13 at 100.00	AA	309,477
1,000	5.000%, 6/01/23 – NPFG Insured	6/13 at 100.00	AA	1,031,130
8,600	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41	6/21 at 100.00	AAA	9,896,789
1,535	Mooresville, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012,	5/22 at 100.00	AA–	1,853,159
	5.000%, 5/01/28
1,210	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%, 6/01/23 –	6/18 at 100.00	A2	1,349,465
	NPFG Insured
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A:
2,020	6.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	2,354,795
1,020	6.000%, 6/01/36 – AGC Insured	6/19 at 100.00	AA–	1,184,363
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2011:
500	5.625%, 6/01/30 – AGC Insured	6/21 at 100.00	AA–	598,410
2,100	5.750%, 6/01/36 – AGC Insured	6/21 at 100.00	AA–	2,478,525
1,400	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004B, 5.000%,	6/14 at 100.00	A+	1,489,614
	6/01/23 – SYNCORA GTY Insured
1,550	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	1,646,379
	6.000%, 7/01/44
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A:
550	5.000%, 3/01/30	3/22 at 100.00	AAA	668,487
1,600	5.000%, 3/01/31	3/22 at 100.00	AAA	1,932,624
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
12,485	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	13,927,392
6,975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	7,780,822
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	No Opt. Call	AAA	53,860
	Series II-R-645-1, 13.484%, 3/01/14 (IF)
10	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	No Opt. Call	AAA	13,463
	Series II-R-645-2, 13.786%, 3/01/14 (IF)
500	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A,	3/16 at 100.00	AAA	557,766
	5.000%, 3/01/31
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AA	1,101,561
	AGM Insured
9,900	Winstom-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A, 5.000%,	6/17 at 100.00	AAA	11,271,843
	6/01/37 (UB)
70,195	Total Water and Sewer			79,477,740
$ 382,450	Total Investments (cost $367,643,606) – 155.1%			396,649,381
	Floating Rate Obligations – (9.3)%			(23,715,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.8)% (5)			(124,860,000)
	Other Assets Less Liabilities – 3.0%			7,587,455
	Net Assets Applicable to Common Shares – 100%			$ 255,661,836

Fair Value Measurements
Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

     Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
     Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
     Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$396,649,381	$—	$396,649,381

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $343,858,252.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$29,091,532
Depreciation	(16,913)
Net unrealized appreciation (depreciation) of investments	$29,074,619

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.5%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012